SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Office Furniture And Computer Equipment
Economic useful life	3-5 years	3-5 years
Machinery And Equipment
Economic useful life	5-7 years	5-7 years
Intangible Assets [Member]
Economic useful life	7-12 years	7-12 years